Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
15.	Commitments and Contingencies

We are involved from time to time, and may in the future be involved in legal proceedings, investigations and claims incidental to the conduct of our business including, among other things, consumer protection claims, employment-related cases, claims relating to data and privacy protection, third-party intellectual property infringement claims, and contract disputes involving merchants and consumers on our platforms. We may also be involved in litigation, regulatory investigations or inquiries and administrative proceedings that may or may not necessarily arise from our ordinary course of business, such as securities class action lawsuits and investigations or inquiries by securities regulators. We establish balance sheet provisions relating to potential losses from litigation based on estimates of the losses. For this purpose, we classify potential losses as remote, reasonably possible or probable. We analyze potential outcomes from current and potential litigation and proceedings as loss contingencies in accordance with U.S. GAAP.